Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases
Schedule of movements in right-of-use assets

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Properties	Other	Total
As of January 1, 2022	356,555	1,640	4,823	17	363,035
Additions, net	83,969	718	18	—	84,705
Depreciation	(25,660)	(665)	(624)	(2)	(26,951)
As of June 30, 2022	414,864	1,693	4,217	15	420,789

Schedule of analysis of lease liabilities

Lease Liabilities
As of January 1, 2022	302,850
Additions, net	58,147
Interest expense on leases (Note 16)	6,686
Payments	(25,390)
As of June 30, 2022	342,293
Lease liabilities, current portion	41,758
Lease liabilities, non-current portion	300,535
Total	342,293